Warrants - Schedule of Warrants Outstanding (Details) - $ / shares		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Common Warrants
Preferred Warrants (Predecessor)
Public Warrants (Successor)	91,925
Conversion Warrants (Successor)	3,250
Common February 2024 PIPE Warrants (Successor)	6,127
Common September 2024 PIPE Warrants (Successor)	81,752
Weighted average exercise price (in Dollars per share)	$ 604
Weighted average remaining life (years)	3 years 10 months 24 days
Series A Preferred Warrants (Successor)	2,462
Exercise price (in Dollars per share)	$ 800
Remaining life (years)	4 months 17 days	6 years 7 months 6 days